UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09637 and 811-09739

Name of Fund:	BlackRock Large Cap Series Funds, Inc. BlackRock Large Cap Focus Growth Fund

Master Large Cap Series LLC Master Large Cap Focus Growth Portfolio

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Large Cap

Series Funds, Inc. and Master Large Cap Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Large Cap Focus Growth Fund

Security	Value
Mutual Fund — 100.1%
Master Large Cap Focus Growth Portfolio	$658,749,884

Total Investments — 100.1% (Cost: $506,816,592)	658,749,884
Liabilities in Excess of Other Assets — (0.1)%	(573,216)

Net Assets — 100.0%	$658,176,668

BlackRock Large Cap Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Focus Growth Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $658,749,884 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

As of March 31, 2018, certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

Schedule of Investments (unaudited) March 31, 2018	Master Large Cap Focus Growth Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.6%

Automobiles — 0.8%
Tesla, Inc. (a)(b)	19,888	$5,292,793

Banks — 3.9%
Bank of America Corp.	626,985	18,803,280
First Republic Bank	74,090	6,861,475

		25,664,755
Beverages — 2.6%
Constellation Brands, Inc., Class A	75,891	17,297,077

Biotechnology — 1.4%
Vertex Pharmaceuticals, Inc. (a)	56,005	9,127,695

Capital Markets — 2.9%
E*TRADE Financial Corp. (a)	152,254	8,436,394
S&P Global, Inc.	55,469	10,597,907

		19,034,301
Construction Materials — 1.4%
Vulcan Materials Co.	82,504	9,419,482

Diversified Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B (a)	90,660	18,084,857

Electrical Equipment — 1.3%
Rockwell Automation, Inc.	49,731	8,663,140

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp. (a)	477,875	13,055,545

Health Care Providers & Services — 4.9%
UnitedHealth Group, Inc.	150,816	32,274,624

Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza, Inc.	46,237	10,799,114

Industrial Conglomerates — 1.2%
Honeywell International, Inc.	53,445	7,723,337

Internet & Direct Marketing Retail — 16.5%
Amazon.com, Inc. (a)	39,933	57,796,628
Booking Holdings, Inc. (a)	12,827	26,685,162
Netflix, Inc. (a)	81,827	24,167,604

		108,649,394
Internet Software & Services — 14.2%
Alibaba Group Holding Ltd. — ADR (a)	35,496	6,514,936
Alphabet, Inc., Class A (a)	32,405	33,608,522
Facebook, Inc., Class A (a)	121,924	19,482,236
MercadoLibre, Inc.	30,337	10,811,803
Tencent Holdings Ltd.	433,228	23,255,493

		93,672,990
IT Services — 9.2%
Mastercard, Inc., Class A	79,804	13,978,469
PayPal Holdings, Inc. (a)	169,080	12,828,100
Visa, Inc., Class A	281,337	33,653,532

		60,460,101
Life Sciences Tools & Services — 1.8%
Illumina, Inc. (a)	48,816	11,541,079

Pharmaceuticals — 1.2%
Zoetis, Inc.	97,546	8,146,066

Professional Services — 3.1%
CoStar Group, Inc. (a)	31,412	11,392,504
Equifax, Inc.	76,561	9,019,651

		20,412,155
Road & Rail — 3.1%
Union Pacific Corp.	153,021	20,570,613

Semiconductors & Semiconductor Equipment — 5.0%
Applied Materials, Inc.	161,044	8,955,657

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ASML Holding NV	47,942	$9,519,363
NVIDIA Corp.	60,938	14,112,631

		32,587,651
Software — 14.1%
Adobe Systems, Inc. (a)	68,637	14,831,083
Autodesk, Inc. (a)	89,103	11,189,555
Electronic Arts, Inc. (a)	138,515	16,793,559
Microsoft Corp.	456,418	41,657,271
salesforce.com, Inc. (a)	73,776	8,580,149

		93,051,617
Specialty Retail — 4.6%
Home Depot, Inc.	70,328	12,535,263
Ulta Beauty, Inc. (a)	86,334	17,635,446

		30,170,709
Total Long-Term Investments — 99.6% (Cost: $461,886,733)		655,699,095

Short-Term Securities — 1.2%
SL Liquidity Series, LLC, Money Market Series, 1.85% (c)(d)(e)	4,062,097	4,061,691

BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53% (d)(e)	4,052,617	4,052,617

Total Short-Term Securities — 1.2% (Cost: $8,114,308)		8,114,308

Total Investments — 100.8% (Cost: $470,001,041)		663,813,403
Liabilities in Excess of Other Assets — (0.8)%		(5,048,591)

Net Assets — 100.0%		$658,764,812

1

Schedule of Investments (unaudited) (continued) March 31, 2018	Master Large Cap Focus Growth Portfolio

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended March 31, 2018, investments in issuers considered to be affiliates of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/2017	Net Activity	Shares Held at 03/31/2018	Value at 03/31/2018	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	665,172	3,387,445	4,052,617	$4,052,617	$64,328		$41	$—
SL Liquidity Series, LLC, Money Market Series	7,220,967	(3,158,870)	4,062,097	4,061,691	$131,315	(b)	(1,474)	718

				$8,114,308	$195,643		$(1,433)	$718

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$632,443,602	$23,255,493	$—	$655,699,095
Short-Term Securities	4,052,617	—	—	4,052,617

Subtotal	$636,496,219	$23,255,493	$—	$659,751,712

Investments Valued at NAV(b)				4,061,691

Total Investments				$663,813,403

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 2 are included in Internet Software & Services.
(b)	As of March 31, 2018, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2018, there were no transfers between levels.

2

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock Large Cap Series Funds, Inc. and Master Large Cap Series LLC

Date:	May 21, 2018